Commitments and Contingencies - Private Equity Investments (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) fund	Dec. 31, 2016 USD ($)
Atlanta-based venture capital fund limited partnership private equity | Maximum
Commitments
Ownership interest (as a percent)	50.00%
Atlanta-based venture capital fund limited partnership private equity
Commitments
Number of investment funds | fund	2
Cumulative contributions to the funds	$ 22.8	$ 20.1
Investments	26.1	$ 22.8
Atlanta-based venture capital fund limited partnership private equity | Maximum
Commitments
Commitment to invest	$ 20.0